Investments in airport concessions - Master Development Plan (Details) - Master Development Plan - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 04, 2012	Dec. 31, 2009
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using 2014 values	$ 4,445,653
Master development program obligations using 2020 values	6,303,586
Maintenance amount yet to be exercised	264,783
Master development program obligations	12,586,901	$ 11,979,621
Land acquired that may potentially be included as investment in airport concessions	695,759			$ 1,159,613
Land acquired that was authorized to be included as investment in airport concessions			$ 386,538
Land acquired that represents an additional amount authorized to be included as investment in airport concessions			$ 77,306
Capital commitments		$ 11,979,621
2021
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,565,502
2022
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,655,068
2023
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,620,741
2024
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	2,510,125
2025
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 2,235,465